LONG-TERM DEBT (Studio City Project Facility) - Additional Information (Detail) (Studio City Project Facility [Member])	1 Months Ended
	Jan. 28, 2013 USD ($)	Oct. 19, 2012	Jan. 28, 2013 USD equivalent [Member] USD ($)	Oct. 19, 2012 USD equivalent [Member] USD ($)	Jan. 28, 2013 HK Dollar [Member] HKD	Jan. 28, 2013 Minimum [Member]	Jan. 28, 2013 Maximum [Member]	Jan. 28, 2013 Term Loan Facility [Member]	Jan. 28, 2013 Term Loan Facility [Member] USD equivalent [Member] USD ($)	Jan. 28, 2013 Term Loan Facility [Member] HK Dollar [Member] HKD	Jan. 28, 2013 Revolving Credit Facility [Member] USD equivalent [Member] USD ($)	Jan. 28, 2013 Revolving Credit Facility [Member] HK Dollar [Member] HKD	Jan. 28, 2013 Revolving Credit Facility [Member] Letters of Credit [Member] USD equivalent [Member] USD ($)	Jan. 28, 2013 Revolving Credit Facility [Member] Letters of Credit [Member] HK Dollar [Member] HKD
Long-Term Debt [Line Items]
Percentage of interest on Studio City International by noncontrolling shareholder		40.00%
Percentage of interest on Studio City International by MCE		60.00%
Credit facility, maximum borrowing capacity			$ 1,395,357,000	$ 1,400,000,000	10,855,880,000				$ 1,295,689,000	10,080,460,000	$ 99,668,000	775,420,000	$ 49,834,000	387,710,000
Maturity term, years after the signing date of the definitive agreement of the Studio City Project Facility	5 years
Interest rate margin per annum added to HIBOR until the last day of the second full fiscal quarter after the Opening Date	4.50%
Interest rate margin per annum added to HIBOR after the last day of the second full fiscal quarter after the Opening Date						3.75%	4.50%
Minimum percentage of outstanding indebtedness to be hedged								50.00%
Liability cap on completion guarantee, contingent equity undertaking or similar	225,000,000
Liability cap on letters of credit or cash collateral	$ 225,000,000